Segment Information_Geographical Operating Revenues From External Customers(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	₩ 12,492,642	₩ 11,431,851	₩ 10,859,687
Major non-current assets	11,318,226	10,633,178
Domestic
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	11,891,540	11,142,264	10,666,586
Major non-current assets	10,603,254	9,515,220
United States
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	114,044	72,945	46,391
Major non-current assets	45,353	386,724
New Zealand
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	3,554	6,946	6,213
Major non-current assets	2,385	3,516
China
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	84,821	109,574	94,996
Major non-current assets	13,971	15,119
Cambodia
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	250,426	19,534	11,062
Major non-current assets	32,354	7,162
United Kingdom
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	28,681	10,037	8,119
Major non-current assets	81,879	85,634
Others
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	119,576	70,551	26,320
Major non-current assets	51,288	551,039
Consolidation adjustments
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	0	0	₩ 0
Major non-current assets	₩ 487,742	₩ 68,764